UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Series Emerging Markets Debt

Fund

Fidelity Series Emerging Markets Debt Fund
Class F

Annual Report

December 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Debt Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Series Emerging Markets Debt Fund, a class of the fund, and Class F's cumulative total return and show you what would have happened if Fidelity® Series Emerging Markets Debt Fund and Class F shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Series Emerging Markets Debt Fund on March 17, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the JPMorgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Emerging-markets debt made steady advances throughout the nine-month period ending December 31, 2011, beating many asset classes worldwide. The JPMorgan Emerging Markets Bond Index Global (EMBI Global) was up 7.37%, overcoming concern about the sovereign debt crisis in Europe to top most equity classes and other higher-risk fixed-income categories, such as U.S. high yield. A sharp decline in September threatened to dampen performance, but the trend was reversed the following month amid improved economic data and steady demand from yield-hungry investors. Looking at the more than 40 individual country components of the EMBI Global, Latin America produced many of the strongest performers. Venezuela led the way, advancing roughly 17%, despite political uncertainty stemming from the health of the nation's president. Mexico, the largest index constituent, gained roughly 12%, while Peru (+15%), Brazil (+13%) and Columbia (+12%) also fared well. Elsewhere, the Philippines and Indonesia advanced 11% and about 10%, respectively. The second-largest index component, Russia, saw a more muted gain, finishing up 3%, while Turkey, another sizable part of the index, posted a similar mark for the period. Only a few notable index components ended up in negative territory, with Argentina and the Ukraine each falling 8% and Hungary down 6%.

Comments from Jonathan Kelly, Portfolio Manager of Fidelity® Series Emerging Markets Debt Fund: From its inception on March 17, 2011, through December 31, 2011, the fund's Series Emerging Markets Debt and Class F shares trailed the EMBI Global. Cash consistently flowed into the fund, resulting in an elevated cash position, which, in a rising bond market, was the largest detractor. In terms of countries, the biggest detractor was an overweighting in Argentina, which lagged the index, although the negative impact was partially offset by strong security selection here. Positioning in Brazil, the Ukraine and Mexico also hurt. I increased the fund's stake in strong-performing Mexico during the period, but lower average exposure than the index detracted. I modestly increased my allocation to the Ukraine, moving to a bigger overweighting, but this hurt due to that market's poor performance. Security selection in China, Venezuela, Turkey and Russia had a negative impact on results. Conversely, contributors included a small out-of-index stake in U.S. Treasuries - used as a more liquid substitute for long-dated investment-grade sovereign debt - which I sold by period end, and underweightings in lagging Turkey, China, Egypt, Hungary and Poland. I increased our allocation to Venezuela during the period, and an average overweighting in this strong-performing country was beneficial.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Series Emerging Markets Debt	.88%
Actual		$ 1,000.00	$ 1,006.10	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Class F	.75%
Actual		$ 1,000.00	$ 1,006.70	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.5	9.8
Argentina	7.3	8.5
Turkey	7.1	7.3
Mexico	6.9	6.2
Russia	6.8	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	6.7	5.2
Turkish Republic	6.3	6.2
Russian Federation	6.2	6.8
Petroleos de Venezuela SA	5.8	4.6
Argentine Republic	4.9	6.8
	29.9
Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
Corporate Bonds 29.9%	Corporate Bonds 29.0%
Government Obligations 61.3%	Government Obligations 57.5%
Supranational Obligations 0.0%	Supranational Obligations 0.1%
Preferred Securities 1.1%	Preferred Securities 0.0%
Other Investments 0.3%	Other Investments 0.8%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 12.6%

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.0%
		Principal Amount (b)	Value
Argentina - 1.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		$ 1,200,000	$ 1,248,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		1,050,000	861,000
Pan American Energy LLC 7.875% 5/7/21 (d)		2,130,000	2,183,250
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		4,425,000	4,048,875
YPF SA 10% 11/2/28		215,000	235,425
TOTAL ARGENTINA			8,576,550
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)		1,300,000	1,410,500
6.5% 6/10/19 (d)		1,360,000	1,550,400
BFF International Ltd. 7.25% 1/28/20 (d)		1,825,000	2,012,063
Braskem Finance Ltd. 7% 5/7/20 (d)		2,710,000	2,906,475
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		900,000	924,750
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		2,110,000	2,067,800
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		2,040,000	2,024,700
Telemar Norte Leste SA 5.5% 10/23/20 (d)		875,000	866,250
Votorantim Cimentos SA 7.25% 4/5/41 (d)		1,000,000	970,000
TOTAL BRAZIL			14,732,938
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (d)	BRL	4,437,000	2,440,922
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (d)		4,273,000	4,283,683
Sino-Forest Corp. 6.25% 10/21/17 (d)		3,220,000	805,000
TOTAL CANADA			5,088,683
Cayman Islands - 1.3%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (d)		1,250,000	1,215,625
Odebrecht Finance Ltd. 7.5% (d)(e)		5,435,000	5,312,713
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,485,000	1,692,900
8.375% 12/10/18		2,015,000	2,448,225
TOTAL CAYMAN ISLANDS			10,669,463
Chile - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		1,070,000	1,091,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Colombia - 0.2%
Emgesa SA ESP 8.75% 1/25/21 (d)	COP	$ 900,000,000	$ 501,419
Empresas Publicas de Medellin 8.375% 2/1/21 (d)	COP	1,296,000,000	705,998
TOTAL COLOMBIA			1,207,417
Dominican Republic - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		220,000	178,926
Egypt - 0.1%
African Export-Import Bank 8.75% 11/13/14		1,125,000	1,206,563
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		3,550,000	3,621,000
Georgia - 0.2%
Georgian Railway Ltd. 9.875% 7/22/15		1,300,000	1,293,500
Indonesia - 0.5%
Indo Energy Finance BV 7% 5/7/18 (d)		1,100,000	1,100,000
PT Adaro Indonesia 7.625% 10/22/19 (d)		800,000	876,000
PT Pertamina Persero:
5.25% 5/23/21 (d)		1,600,000	1,632,000
6.5% 5/27/41 (d)		830,000	852,825
TOTAL INDONESIA			4,460,825
Ireland - 0.4%
SCF Capital Ltd. 5.375% 10/27/17 (d)		1,000,000	860,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		1,375,000	1,172,188
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (d)		1,069,000	1,034,258
TOTAL IRELAND			3,066,446
Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		1,650,000	1,625,250
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		4,075,000	3,952,750
TOTAL KAZAKHSTAN			5,578,000
Luxembourg - 2.8%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		2,550,000	2,760,375
7.75% 11/3/20 (d)		1,050,000	1,044,750
Aquarius Investments Luxemburg 8.25% 2/18/16		1,400,000	1,393,000
EVRAZ Group SA 8.25% 11/10/15 (d)		2,875,000	2,889,375
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
MHP SA 10.25% 4/29/15 (d)		$ 2,260,000	$ 2,011,400
RSHB Capital SA 6% 6/3/21 (d)		1,005,000	879,375
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (d)		2,185,000	2,037,513
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		2,396,000	2,384,020
TMK Capital SA 7.75% 1/27/18		1,445,000	1,231,863
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,175,000	6,144,125
TOTAL LUXEMBOURG			22,775,796
Mexico - 3.1%
Alestra SA de RL de CV 11.75% 8/11/14		3,445,000	3,806,725
Gruma SAB de CV 7.75% (Reg. S) (e)		2,745,000	2,745,000
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		626,000	726,160
Petroleos Mexicanos:
5.5% 1/21/21		2,950,000	3,208,125
6% 3/5/20		1,450,000	1,634,875
6.5% 6/2/41		1,250,000	1,406,250
6.5% 6/2/41 (d)		1,165,000	1,304,800
6.625% (d)(e)		7,605,000	7,643,025
8% 5/3/19		1,350,000	1,684,125
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,335,000	1,338,338
TOTAL MEXICO			25,497,423
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,000,000	950,000
Multi-National - 0.5%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		1,000,000	910,000
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	114,000,000	647,615
8.2% 12/12/12	NGN	480,000,000	2,794,824
TOTAL MULTI-NATIONAL			4,352,439
Netherlands - 3.4%
DTEK Finance BV 9.5% 4/28/15 (d)		1,700,000	1,548,700
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
HSBK (Europe) BV:
7.25% 5/3/17 (d)		$ 2,300,000	$ 2,225,250
9.25% 10/16/13 (d)		3,120,000	3,260,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		900,000	909,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		1,500,000	1,500,000
7% 5/5/20 (d)		1,985,000	2,084,250
8.375% 7/2/13 (d)		1,750,000	1,839,250
9.125% 7/2/18 (d)		2,275,000	2,621,938
11.75% 1/23/15 (d)		2,175,000	2,544,750
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		800,000	888,000
7.75% 1/20/20 (d)		1,650,000	1,914,000
8% 8/7/19 (d)		1,175,000	1,374,750
Metinvest BV 10.25% 5/20/15 (d)		2,200,000	2,074,600
VimpelCom Holdings BV 7.5043% 3/1/22 (d)		3,395,000	2,851,800
TOTAL NETHERLANDS			27,636,688
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		4,364,000	4,058,520
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (d)		2,400,000	2,520,000
Philippines - 0.6%
Development Bank of Philippines 8.375% (e)(f)		1,065,000	1,139,550
National Power Corp. 6.875% 11/2/16 (d)		650,000	739,375
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		1,100,000	1,325,500
7.39% 12/2/24 (d)		1,300,000	1,579,500
TOTAL PHILIPPINES			4,783,925
Russia - 0.6%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		4,475,000	4,805,255
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,290,625	1,264,813
Turkey - 0.7%
Akbank T.A.S. 5.125% 7/22/15 (d)		2,850,000	2,743,125
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Turkey - continued
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (d)(f)		$ 1,395,000	$ 1,250,269
Turkiye Is Bankasi A/S 5.1% 2/1/16 (d)		1,700,000	1,649,000
TOTAL TURKEY			5,642,394
United Kingdom - 1.1%
Afren PLC 11.5% 2/1/16 (d)		1,050,000	1,029,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,175,000	2,746,375
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		2,500,000	1,675,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		3,350,000	2,814,000
8.25% 6/7/21 (d)		1,165,000	908,700
TOTAL UNITED KINGDOM			9,173,075
United States of America - 1.7%
Braskem America Finance Co. 7.125% 7/22/41 (d)		1,060,000	1,028,200
NII Capital Corp.:
7.625% 4/1/21		1,260,000	1,247,400
10% 8/15/16		1,050,000	1,191,750
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,855,000	3,119,088
6.625% 6/15/35		4,640,000	5,220,000
Southern Copper Corp. 6.75% 4/16/40		1,935,000	1,940,999
TOTAL UNITED STATES OF AMERICA			13,747,437
Venezuela - 5.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		12,075,000	9,448,688
5% 10/28/15		1,405,000	997,550
5.375% 4/12/27		10,085,000	4,916,438
5.5% 4/12/37		6,300,000	3,008,250
8% 11/17/13		2,685,000	2,544,038
8.5% 11/2/17 (d)		24,595,000	18,569,225
12.75% 2/17/22 (d)		9,715,000	8,136,313
TOTAL VENEZUELA			47,620,502
TOTAL NONCONVERTIBLE BONDS (Cost $242,793,556)			238,040,900
Government Obligations - 62.2%
		Principal Amount (b)	Value
Argentina - 6.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 6,735,740	$ 4,900,251
2.5% 12/31/38 (c)		4,000,000	1,410,000
7% 9/12/13		16,225,000	15,868,501
7% 10/3/15		20,205,000	18,479,718
City of Buenos Aires 12.5% 4/6/15 (d)		6,880,000	7,241,200
Provincia de Cordoba 12.375% 8/17/17 (d)		2,900,000	2,436,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		1,295,000	1,307,950
TOTAL ARGENTINA			51,643,620
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (d)		1,945,000	2,178,400
Bahrain - 0.2%
Bahrain Kingdom 5.5% 3/31/20		1,350,000	1,275,750
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,630,000	7,476,169
8.95% 1/26/18		2,025,000	1,741,500
TOTAL BELARUS			9,217,669
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (d)		920,000	1,023,500
Brazil - 2.5%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (d)		1,715,000	1,926,803
Brazilian Federative Republic:
7.125% 1/20/37		2,295,000	3,172,838
8.25% 1/20/34		1,620,000	2,446,200
8.75% 2/4/25		1,075,000	1,604,438
8.875% 10/14/19		800,000	1,112,000
10.125% 5/15/27		3,695,000	6,152,175
12.25% 3/6/30		2,345,000	4,467,225
TOTAL BRAZIL			20,881,679
Colombia - 2.3%
Colombian Republic:
4.375% 7/12/21		1,955,000	2,091,850
7.375% 1/27/17		1,495,000	1,823,900
7.375% 3/18/19		1,440,000	1,818,000
7.375% 9/18/37		3,250,000	4,550,000
Government Obligations - continued
		Principal Amount (b)	Value
Colombia - continued
Colombian Republic: - continued
10.375% 1/28/33		$ 3,570,000	$ 6,051,150
11.75% 2/25/20		1,450,000	2,283,750
TOTAL COLOMBIA			18,618,650
Congo - 0.4%
Congo Republic 3% 6/30/29 (c)		4,409,900	3,131,029
Croatia - 1.1%
Croatia Republic:
6.375% 3/24/21 (d)		2,375,000	2,173,125
6.625% 7/14/20 (d)		3,295,000	3,072,588
6.75% 11/5/19 (d)		4,075,000	3,881,438
TOTAL CROATIA			9,127,151
Dominican Republic - 0.8%
Dominican Republic:
1.5522% 8/30/24 (f)		1,750,000	1,526,875
7.5% 5/6/21 (d)		3,160,000	3,136,300
9.04% 1/23/18 (d)		1,475,519	1,608,315
TOTAL DOMINICAN REPUBLIC			6,271,490
El Salvador - 0.6%
El Salvador Republic:
7.375% 12/1/19 (d)		1,100,000	1,188,000
7.625% 2/1/41 (d)		1,200,000	1,200,000
7.65% 6/15/35 (Reg. S)		1,275,000	1,300,500
7.75% 1/24/23 (Reg. S)		700,000	759,500
8.25% 4/10/32 (Reg. S)		800,000	868,000
TOTAL EL SALVADOR			5,316,000
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (d)		1,650,000	1,889,250
Georgia - 0.5%
Georgia Republic 6.875% 4/12/21 (d)		3,635,000	3,744,050
Ghana - 0.7%
Ghana Republic:
8.5% 10/4/17 (d)		1,450,000	1,573,250
14.25% 7/29/13	GHS	1,600,000	971,605
14.99% 3/11/13	GHS	2,775,000	1,703,930
15.65% 6/3/13	GHS	2,000,000	1,238,421
TOTAL GHANA			5,487,206
Government Obligations - continued
		Principal Amount (b)	Value
Hungary - 0.9%
Hungarian Republic:
4.75% 2/3/15		$ 1,115,000	$ 1,014,650
6.25% 1/29/20		1,650,000	1,476,750
6.375% 3/29/21		2,896,000	2,577,440
7.625% 3/29/41		3,106,000	2,717,750
TOTAL HUNGARY			7,786,590
Indonesia - 3.6%
Indonesian Republic:
4.875% 5/5/21 (d)		2,955,000	3,161,850
5.875% 3/13/20 (d)		3,425,000	3,878,813
6.625% 2/17/37 (d)		2,550,000	3,091,875
6.875% 1/17/18 (d)		2,300,000	2,708,250
7.75% 1/17/38 (d)		3,925,000	5,308,563
8.5% 10/12/35 (Reg. S)		3,675,000	5,301,188
11.625% 3/4/19 (d)		4,025,000	5,946,938
TOTAL INDONESIA			29,397,477
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,675,000	6,293,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		1,350,000	1,272,375
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		5,619,000	5,548,763
5.15% 11/12/18		1,050,000	1,039,500
TOTAL LEBANON			6,588,263
Lithuania - 0.9%
Lithuanian Republic:
5.125% 9/14/17 (d)		850,000	833,000
6.125% 3/9/21 (d)		2,260,000	2,262,938
6.75% 1/15/15 (d)		1,150,000	1,201,750
7.375% 2/11/20 (d)		2,550,000	2,766,750
TOTAL LITHUANIA			7,064,438
Mexico - 3.8%
United Mexican States:
5.125% 1/15/20		3,398,000	3,890,710
5.625% 1/15/17		2,182,000	2,503,845
5.75% 10/12/2110		2,704,000	2,879,760
5.95% 3/19/19		2,090,000	2,483,965
Government Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
6.05% 1/11/40		$ 6,056,000	$ 7,403,460
6.5% 6/10/21	MXN	36,115,000	2,613,638
6.75% 9/27/34		4,350,000	5,687,625
7.5% 4/8/33		1,500,000	2,107,500
8.3% 8/15/31		1,160,000	1,737,100
TOTAL MEXICO			31,307,603
Namibia - 0.3%
Namibia Republic of 5.5% 11/3/21 (d)		2,070,000	2,106,225
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (d)		2,325,000	2,418,000
Pakistan - 0.5%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		5,550,000	4,204,125
Peru - 1.6%
Peruvian Republic:
3% 3/7/27 (c)		2,950,000	2,537,000
5.625% 11/18/50		1,725,000	1,871,625
7.35% 7/21/25		1,500,000	1,991,250
8.75% 11/21/33		4,180,000	6,384,950
TOTAL PERU			12,784,825
Philippines - 2.5%
Philippine Republic:
6.375% 1/15/32		1,000,000	1,183,800
6.5% 1/20/20		1,450,000	1,732,750
7.5% 9/25/24		890,000	1,130,300
7.75% 1/14/31		3,000,000	4,020,000
9.5% 2/2/30		3,945,000	6,060,704
9.875% 1/15/19		1,325,000	1,838,438
10.625% 3/16/25		3,085,000	4,858,875
TOTAL PHILIPPINES			20,824,867
Poland - 0.8%
Polish Government:
3.875% 7/16/15		850,000	858,500
5.125% 4/21/21		1,170,000	1,188,954
6.375% 7/15/19		4,125,000	4,578,750
TOTAL POLAND			6,626,204
Government Obligations - continued
		Principal Amount (b)	Value
Qatar - 0.5%
State of Qatar:
3.125% 1/20/17 (d)		$ 1,980,000	$ 1,999,800
5.75% 1/20/42 (d)		1,640,000	1,771,200
TOTAL QATAR			3,771,000
Russia - 6.2%
Russian Federation:
3.625% 4/29/15 (d)		1,600,000	1,612,800
7.5% 3/31/30 (Reg. S)		31,542,125	36,629,854
11% 7/24/18 (Reg. S)		2,080,000	2,839,200
12.75% 6/24/28 (Reg. S)		5,575,000	9,505,375
TOTAL RUSSIA			50,587,229
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (d)		825,000	816,750
Serbia - 1.7%
Republic of Serbia 6.75% 11/1/24 (d)		14,846,002	13,955,242
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		3,980,000	3,970,050
6.25% 7/27/21 (d)		1,970,000	1,955,225
7.4% 1/22/15 (d)		2,900,000	3,001,500
TOTAL SRI LANKA			8,926,775
Turkey - 6.4%
Export Credit Bank of Turkey 5.375% 11/4/16 (d)		1,175,000	1,157,375
Turkish Republic:
0% 2/20/13	TRY	5,480,000	2,573,129
5.125% 3/25/22		1,565,000	1,494,575
5.625% 3/30/21		2,600,000	2,619,500
6% 1/14/41		1,250,000	1,179,750
6.75% 4/3/18		3,500,000	3,815,000
6.75% 5/30/40		3,200,000	3,296,000
6.875% 3/17/36		6,650,000	6,916,000
7% 9/26/16		2,800,000	3,074,400
7.25% 3/15/15		2,100,000	2,285,850
7.25% 3/5/38		3,825,000	4,169,250
7.375% 2/5/25		6,500,000	7,337,200
7.5% 7/14/17		3,900,000	4,392,570
Government Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
7.5% 11/7/19		$ 2,900,000	$ 3,295,270
11.875% 1/15/30		2,950,000	4,808,500
TOTAL TURKEY			52,414,369
Ukraine - 3.7%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		3,650,000	3,029,500
Ukraine Government:
6.25% 6/17/16 (d)		3,865,000	3,381,875
6.385% 6/26/12 (d)		10,890,000	10,781,100
6.75% 11/14/17 (d)		2,675,000	2,300,500
6.875% 9/23/15 (d)		3,150,000	2,827,125
7.65% 6/11/13 (d)		5,630,000	5,412,119
7.75% 9/23/20 (d)		1,550,000	1,340,750
7.95% 2/23/21 (d)		1,700,000	1,491,750
TOTAL UKRAINE			30,564,719
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,190,000	1,255,450
Uruguay - 0.8%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,150,000	3,004,625
8% 11/18/22		2,756,250	3,769,172
TOTAL URUGUAY			6,773,797
Venezuela - 6.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		48,200	1,313,450
6% 12/9/20		2,330,000	1,421,300
7% 3/31/38		2,000,000	1,155,000
7.75% 10/13/19 (Reg. S)		4,375,000	3,128,125
8.5% 10/8/14		2,700,000	2,511,000
9% 5/7/23 (Reg. S)		10,025,000	7,067,625
9.25% 9/15/27		7,100,000	5,112,000
9.25% 5/7/28 (Reg. S)		4,215,000	2,918,888
9.375% 1/13/34		3,630,000	2,495,625
10.75% 9/19/13		4,250,000	4,292,500
11.75% 10/21/26 (Reg. S)		4,435,000	3,669,963
11.95% 8/5/31 (Reg. S)		8,740,000	7,166,800
Government Obligations - continued
		Principal Amount (b)	Value
Venezuela - continued
Venezuelan Republic: - continued
12.75% 8/23/22		$ 11,950,000	$ 10,784,875
13.625% 8/15/18		2,415,000	2,366,700
TOTAL VENEZUELA			55,403,851
Vietnam - 0.9%
Vietnamese Socialist Republic:
1.3258% 3/12/16 (f)		423,391	359,883
4% 3/12/28 (c)		2,050,000	1,681,000
6.75% 1/29/20 (d)		950,000	954,750
6.875% 1/15/16 (d)		4,305,000	4,434,150
TOTAL VIETNAM			7,429,783
TOTAL GOVERNMENT OBLIGATIONS (Cost $512,874,027)			510,378,901
Sovereign Loan Participations - 0.3%

Indonesia - 0.3%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (f) (Cost $2,658,153)		2,791,111	2,623,644
Preferred Securities - 1.1%

Brazil - 0.6%
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)	4,850,000	5,157,870
Cayman Islands - 0.5%
CSN Islands XII Corp. 7% (Reg. S) (e)	4,150,000	3,990,385
TOTAL PREFERRED SECURITIES (Cost $9,178,090)		9,148,255
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $48,994,734)	48,994,734	$ 48,994,734
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $816,498,560)		809,186,434
NET OTHER ASSETS (LIABILITIES) - 1.5%		12,029,083
NET ASSETS - 100%		$ 821,215,517
Currency Abbreviations
BRL	-	Brazilian real
COP	-	Colombian peso
GHS	-	Ghana Cedi
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,962,605 or 37.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,597
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 238,040,900	$ -	$ 235,246,076	$ 2,794,824
Government Obligations	510,378,901	-	506,168,568	4,210,333
Sovereign Loan Participations	2,623,644	-	-	2,623,644
Preferred Securities	9,148,255	-	9,148,255	-
Money Market Funds	48,994,734	48,994,734	-	-
Total Investments in Securities:	$ 809,186,434	$ 48,994,734	$ 750,562,899	$ 9,628,801
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(286,880)
Cost of Purchases	3,078,589
Proceeds of Sales	-
Amortization/Accretion	3,115
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,794,824
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (286,880)
Government Obligations
Beginning Balance	$ -
Total Realized Gain (Loss)	1,491
Total Unrealized Gain (Loss)	(26,987)
Cost of Purchases	4,258,592
Proceeds of Sales	(32,609)
Amortization/Accretion	9,846
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,210,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (26,987)
Investments in Securities: - continued
Sovereign Loan Participations
Beginning Balance	$ -
Total Realized Gain (Loss)	12,479
Total Unrealized Gain (Loss)	(34,984)
Cost of Purchases	2,896,299
Proceeds of Sales	(259,074)
Amortization/Accretion	8,924
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,623,644
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (34,984)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.6%
BBB	27.4%
BB	25.8%
B	26.2%
Not Rated	10.6%
Short-Term Investments and Net Other Assets	7.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $767,503,826)	$ 760,191,700
Fidelity Central Funds (cost $48,994,734)	48,994,734
Total Investments (cost $816,498,560)		$ 809,186,434
Cash		1,050,153
Receivable for investments sold		468,250
Receivable for fund shares sold		96,468
Interest receivable		15,012,489
Distributions receivable from Fidelity Central Funds		4,659
Prepaid expenses		1,670
Total assets		825,820,123

Liabilities
Payable for investments purchased	$ 1,120,017
Payable for fund shares redeemed	2,788,477
Accrued management fee	454,497
Other affiliated payables	93,068
Other payables and accrued expenses	148,547
Total liabilities		4,604,606

Net Assets		$ 821,215,517
Net Assets consist of:
Paid in capital		$ 827,034,315
Undistributed net investment income		1,476,968
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,895
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,319,661)
Net Assets		$ 821,215,517

Series Emerging Markets Debt: Net Asset Value, offering price and redemption price per share ($567,740,264 ÷ 57,212,913 shares)		$ 9.92

Class F: Net Asset Value, offering price and redemption price per share ($253,475,253 ÷ 25,543,519 shares)		$ 9.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period March 17, 2011 (commencement of operations) to December 31, 2011

Investment Income
Dividends		$ 324,491
Interest		24,337,525
Income from Fidelity Central Funds		49,597
Total income		24,711,613

Expenses
Management fee	$ 2,610,398
Transfer agent fees	383,915
Accounting fees and expenses	193,240
Custodian fees and expenses	39,249
Independent trustees' compensation	2,022
Registration fees	94,635
Audit	52,409
Legal	737
Miscellaneous	1,525
Total expenses before reductions	3,378,130
Expense reductions	(142)	3,377,988
Net investment income (loss)		21,333,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	457,314
Foreign currency transactions	(9,045)
Total net realized gain (loss)		448,269
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,312,126)
Assets and liabilities in foreign currencies	(7,535)
Total change in net unrealized appreciation (depreciation)		(7,319,661)
Net gain (loss)		(6,871,392)
Net increase (decrease) in net assets resulting from operations		$ 14,462,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 17, 2011 (commencement of operations) to December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,333,625
Net realized gain (loss)	448,269
Change in net unrealized appreciation (depreciation)	(7,319,661)
Net increase (decrease) in net assets resulting from operations	14,462,233
Distributions to shareholders from net investment income	(19,621,485)
Distributions to shareholders from net realized gain	(659,545)
Total distributions	(20,281,030)
Share transactions - net increase (decrease)	827,034,314
Total increase (decrease) in net assets	821,215,517

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,476,968)	$ 821,215,517

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Emerging Markets Debt

Years ended December 31,	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.420
Net realized and unrealized gain (loss)	(.127)
Total from investment operations	.293
Distributions from net investment income	(.365)
Distributions from net realized gain	(.008)
Total distributions	(.373)
Net asset value, end of period	$ 9.92
Total ReturnB,C	2.97%
Ratios to Average Net AssetsE,H
Expenses before reductions	.90%A
Expenses net of fee waivers, if any	.90%A
Expenses net of all reductions	.90%A
Net investment income (loss)	5.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 567,740
Portfolio turnover rateF	45%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended December 31,	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.430
Net realized and unrealized gain (loss)	(.126)
Total from investment operations	.304
Distributions from net investment income	(.376)
Distributions from net realized gain	(.008)
Total distributions	(.384)
Net asset value, end of period	$ 9.92
Total ReturnB,C	3.08%
Ratios to Average Net AssetsE,H
Expenses before reductions	.76%A
Expenses net of fee waivers, if any	.76%A
Expenses net of all reductions	.76%A
Net investment income (loss)	5.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 253,475
Portfolio turnover rateF	45%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets Debt and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,729,647
Gross unrealized depreciation	(21,908,083)
Net unrealized appreciation (depreciation) on securities and other investments	$ (6,178,436)

Tax Cost	$ 815,364,870

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 367,173
Net unrealized appreciation (depreciation)	$ (6,185,971)

The tax character of distributions paid was as follows:

December 31, 2011
Ordinary Income	$ 20,281,030

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $852,273,611 and $93,967,800, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Emerging Markets Debt	$ 383,915.14

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $142.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011A
From net investment income
Series Emerging Markets Debt	$ 13,978,102
Class F	5,643,383
Total	$ 19,621,485
From net realized gain
Series Emerging Markets Debt	$ 456,583
Class F	202,962
Total	$ 659,545

A For the period March 17, 2011 (commencement of operations) to December 31, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	SharesA	DollarsA
Years ended December 31,	2011	2011
Series Emerging Markets Debt
Shares sold	58,279,033	$ 582,752,046
Reinvestment of distributions	1,452,722	14,434,685
Shares redeemed	(2,518,842)	(25,108,819)
Net increase (decrease)	57,212,913	$ 572,077,912

Annual Report

10. Share Transactions - continued

	SharesA	DollarsA
Years ended December 31,	2011	2011
Class F
Shares sold	25,369,882	$ 253,247,887
Reinvestment of distributions	588,909	5,846,345
Shares redeemed	(415,272)	(4,137,830)
Net increase (decrease)	25,543,519	$ 254,956,402

A For the period March 17, 2011 (commencement of operations) to December 31, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Series Emerging Markets Debt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Emerging Markets Debt Fund (a fund of Fidelity Hastings Street Trust) at December 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period March 17, 2011 (commencement of operations) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Emerging Markets Debt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Emerging Markets Debt Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).]

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Emerging Markets Debt Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Emerging Markets Debt	02/13/12	02/10/12	$0.005
Class F	02/13/12	02/10/12	$0.005

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Series Emerging Markets Debt	Various	$0.365	$0.000
Class F	Various	$0.376	$0.000

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SED-ANN-0212
1.924250.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund (the "Fund"):

Services Billed by PwC

December 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$49,000	$-	$3,200	$-

December 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Series Emerging Markets Debt Fund commenced operations on March 17, 2011.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2011A,B	December 31, 2010A,B
Audit-Related Fees	$3,845,000	$2,505,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

B May include amounts billed prior to the fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2011 A,B	December 31, 2010 A,B
PwC	$5,055,000	$5,010,000

A Amounts may reflect rounding.

B May include amounts billed prior to the fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2012